Supplement to
Fidelity's Government Bond Funds
September 24, 2001
Prospectus

The following information replaces the first bullet for Ginnie Mae Fund found under the heading "Principal Investment Strategies" in the "Investment Summary" section on page 3.

  Normally investing at least 80% of assets in Ginnie Maes and repurchase agreements for Ginnie Maes.

The following information replaces the first bullet for Intermediate Government Income Fund under the heading "Principal Investment Strategies" found in the "Investment Summary" section on page 4.

  Normally investing at least 80% of assets in U.S. Government securities and repurchase agreements for those securities.

The following information replaces the first paragraph for Ginnie Mae Fund under the heading "Principal Investment Strategies" found in the "Investment Details" section on page 9.

FMR normally invests at least 80% of the fund's assets in Ginnie Maes and repurchase agreements for Ginnie Maes. FMR may also invest the fund's assets in other U.S. Government securities and instruments related to U.S. Government securities.

The following information replaces the first paragraph for Intermediate Government Income Fund under the heading "Principal Investment Strategies" found in the "Investment Details" section on page 10.

FMR normally invests the fund's assets in U.S. Government securities and instruments related to U.S. Government securities. FMR normally invests at least 80% of the fund's assets in U.S. Government securities and repurchase agreements for those securities. FMR does not currently intend to invest more than 40% of the fund's assets in mortgage securities.

The new "Shareholder Notice" heading and the following information directly follows the Intermediate Government Income Fund paragraph found under the heading "Fundamental Investment Policies" in the "Investment Details" section on page 12.

Shareholder Notice

The following policies are subject to change only upon 60 days' prior notice to shareholders:

Ginnie Mae Fund normally invests at least 80% of its assets in Ginnie Maes and repurchase agreements for Ginnie Maes.

Intermediate Government Income Fund normally invests at least 80% of its assets in U.S. Government securities and repurchase agreements for those securities.

GVT-02-02 June 6, 2002
1.477036.110

The following information replaces similar information for Intermediate Government Income Fund found in the "Fund Management" section on page 23.

George Fischer is vice president and manager of Intermediate Government Income, which he has managed since June 2002. He also manages other Fidelity funds. Since joining Fidelity in 1989, Mr. Fischer has worked as a research analyst and manager.